Summary of Significant Accounting Policies (Details) - EBP 013	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Crediting interest rates, average yield	4.04%	4.64%
Crediting interest rates, average rate	3.63%	3.36%
Insurance contract agreement, termination notice period	30 days